Schedule of Change in Fair Value of the Convertible Notes at Fair Value (Details) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible notes at fair value, beginning balance				$ 13,968	$ 15,510	$ 15,510
Forward purchase derivative recognized in connection with the merger on October 22, 2025						8,616
Reclassification from convertible note payable						300
Gain on extinguishment of debt recorded as a capital transaction							$ (343)
Change in fair value of related party convertible note, convertible notes at fair value				2,982	(1,542)
Convertible notes at fair value, ending balance				16,950	13,968		15,510
Related Party Convertible Notes Payable At Fair Value [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible notes at fair value, beginning balance				5,976	6,524	6,524	3,764
Conversion into Fusemachines Inc. common stock to give effect of reverse capitalization of the merger (Refer Note 20)						(4,168)
Reclassification from convertible note payable	[1]					300
Issuance of convertible notes at fair value
Gain on extinguishment of debt recorded as a capital transaction							(343)
Change in fair value of related party convertible note, convertible notes at fair value				1,804	(548)	(2,056)	3,103
Convertible notes at fair value, ending balance				7,780	5,976		6,524
January 2024 Convertible Notes [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible notes at fair value, beginning balance				7,992	8,986	8,986
Conversion into Fusemachines Inc. common stock to give effect of reverse capitalization of the merger (Refer Note 20)						(5,322)
Issuance of convertible notes at fair value							6,500
Gain on extinguishment of debt recorded as a capital transaction
Change in fair value of related party convertible note, convertible notes at fair value				1,178	(994)	(3,664)	2,486
Convertible notes at fair value, ending balance				$ 9,170	7,992		8,986
Forward Purchase Derivative Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible notes at fair value, beginning balance			$ 9,692
Forward purchase derivative recognized in connection with the merger on October 22, 2025						8,616
Conversion into Fusemachines Inc. common stock to give effect of reverse capitalization of the merger (Refer Note 20)
Issuance of convertible notes at fair value
Gain on extinguishment of debt recorded as a capital transaction
Change in fair value of related party convertible note, convertible notes at fair value						1,076
Convertible notes at fair value, ending balance						$ 9,692

[1]	In connection with the Business Combination on October 22, 2025, all outstanding convertible notes, including both related party and third-party balances, were converted into equity in accordance with their respective terms. Accordingly, no convertible notes remained outstanding as of December 31, 2025, except for the note related to Dolma Impact Fund I (“Dolma”) amounting to $300 thousand, which was reclassified from a convertible note to a related party note payable on demand.